(Impairments)/reversal of impairments - Narrative (Details) R in Millions	12 Months Ended
	Dec. 31, 2023 ZAR (R)	Dec. 31, 2022 ZAR (R) $ / oz
Disclosure of impairment loss and reversal of impairment loss [line items]
Gold spot price (in USD per ounce) | $ / oz		1,829
Impairment	R (47,013)
Driefontein
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment		R 212
Kloof
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment	R (1,616)	3,642
Beatrix
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment		R 1,293